Common Stock and Capital Surplus [Text Block] (Tables)	12 Months Ended
Mar. 31, 2019
Common Stock [Member]
Number of Shares Issued and Outstanding [Table Text Block]

	2017	2018	2019
	(shares)
Balance at beginning of fiscal year	14,168,853,820	14,168,853,820	13,900,028,020
Retirement of shares of common stock	—	(268,825,800)	(232,257,500)

Balance at end of fiscal year	14,168,853,820	13,900,028,020	13,667,770,520